Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	118 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Without Sales Load [Member] | C000166439
Average Annual Return [Line Items]
Average Annual Return, Percent	12.74%	11.06%	12.48%
Without Sales Load [Member] | C000166440
Average Annual Return [Line Items]
Average Annual Return, Percent	12.42%	10.76%	12.16%
Without Sales Load [Member] | C000166441
Average Annual Return [Line Items]
Average Annual Return, Percent	12.93%	11.27%	12.67%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%	13.15%	15.12%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%	13.15%	15.12%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%	13.15%	15.12%
Russell 2500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.91%	7.26%	11.40%
Russell 2500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.91%	7.26%	11.40%
Russell 2500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.91%	7.26%	11.40%